LEASES (Schedule of Components of Lease Expense) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Operating lease expense	$ 3,110
Short-term lease expense	786
Total lease expense	$ 3,896